Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of future minimum contractual time charter revenue

As of December 31,	2023	2022
Within one year	—	24,416,000
Total	—	24,416,000